Offerings	Oct. 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	1.50% Convertible Senior Notes due 2032
Maximum Aggregate Offering Price	$ 575,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 50,025.00
Offering Note	The amount registered is $575,000,000.00, which represents the aggregate principal amount of 1.50% Convertible Senior Notes due 2032 (the "Notes") whose offer and sale are registered by the registration statement relating to the prospectus supplement to which this exhibit is attached. This amount includes $75,000,000 aggregate principal amount of Notes that may be offered and sold pursuant to the exercise in full of the underwriters' over-allotment option to purchase additional Notes (the "Option Notes"). The amount set forth in the column titled "Maximum Aggregate Offering Price" includes the maximum aggregate offering price attributable to the Option Notes. The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-279735) on May 24, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	The amount registered includes an indeterminate number of shares of common stock, $0.001 par value per share (the "Common Stock"), of Vaxcyte, Inc., issuable upon conversion of the Notes. The initial maximum conversion rate of the Notes is 15.6250 shares of Common Stock per $1,000 principal amount of Notes. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the amount of shares of Common Stock whose offer and sale is registered by the registration statement relating to the prospectus supplement to which this exhibit is attached includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. No additional consideration will be received in connection with the exercise of the conversion privilege of the Notes. Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the shares of Common Stock issuable upon conversion of the Notes because no additional consideration is to be received in connection with the exercise of the conversion privilege of the Notes.